Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Securitizations and Variable Interest Entities [Abstract]
Balance Sheet Transactions With VIEs
Table 8.1 provides the classifications of assets and liabilities in our balance sheet for our transactions with VIEs.

Table 8.1: Balance Sheet Transactions with VIEs

(in millions)	VIEs that we do not consolidate	VIEs that we consolidate		Transfers that we account for as secured borrowings	Total
December 31, 2017
Cash	$—	116		—	116
Federal funds sold, securities purchased under resale agreements and other short-term investments	—	376		—	376
Trading assets	1,305	294		201	1,800
Investment securities (1)	3,773	—		358	4,131
Loans	4,274	12,482		110	16,866
Mortgage servicing rights	13,628	—		—	13,628
Derivative assets	44	—		—	44
Other assets	10,740	349		6	11,095
Total assets	33,764	13,617		675	48,056
Short-term borrowings	—	—		522	522
Derivative liabilities	106	5	(2)	—	111
Accrued expenses and other liabilities	244	132	(2)	10	386
Long-term debt	3,590	1,479	(2)	111	5,180
Total liabilities	3,940	1,616		643	6,199
Noncontrolling interests	—	283		—	283
Net assets	$29,824	11,718		32	41,574
December 31, 2016
Cash	$—	168		—	168
Federal funds sold, securities purchased under resale agreements and other short-term investments	—	74		—	74
Trading assets	2,034	130		201	2,365
Investment securities (1)	8,530	—		786	9,316
Loans	6,698	12,589		138	19,425
Mortgage servicing rights	13,386	—		—	13,386
Derivative assets	91	1		—	92
Other assets	10,281	452		11	10,744
Total assets	41,020	13,414		1,136	55,570
Short-term borrowings	—	—		905	905
Derivative liabilities	59	33	(2)	—	92
Accrued expenses and other liabilities	306	107	(2)	2	415
Long-term debt	3,598	3,694	(2)	136	7,428
Total liabilities	3,963	3,834		1,043	8,840
Noncontrolling interests	—	138		—	138
Net assets	$37,057	9,442		93	46,592

(1)	Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.

(2)	There were no VIE liabilities with recourse to the general credit of Wells Fargo for the periods presented.

Unconsolidated VIEs
Table 8.2 provides a summary of unconsolidated VIEs with which we have significant continuing involvement, but we are not the primary beneficiary. We do not consider our continuing involvement in an unconsolidated VIE to be significant when it relates to third-party sponsored VIEs for which we were not the transferor (unless we are servicer and have other significant forms of involvement) or if we were the sponsor only or sponsor and servicer but do not have any other forms of significant involvement.
Significant continuing involvement includes transactions where we were the sponsor or transferor and have other significant forms of involvement. Sponsorship includes transactions with unconsolidated VIEs where we solely or materially participated in the initial design or structuring of the entity or marketing of the transaction to investors. When we transfer assets to a VIE and account for the transfer as a sale, we are considered the transferor. We consider investments in securities (other than those held temporarily in trading), loans, guarantees, liquidity agreements, written options and servicing of collateral to be other forms of involvement that may be significant. We have excluded certain transactions with unconsolidated VIEs from the balances presented in the following table where we have determined that our continuing involvement is not significant due to the temporary nature and size of our variable interests, because we were not the transferor or because we were not involved in the design of the unconsolidated VIEs. We also exclude from the table secured borrowing transactions with unconsolidated VIEs (for information on these transactions, see the Transactions with Consolidated VIEs and Secured Borrowings section in this Note).
Table 8.2: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Net assets
December 31, 2017
Residential mortgage loan securitizations:
Conforming (2)	$1,169,410	2,100	12,665	—	(190)	14,575
Other/nonconforming	14,175	598	73	—	—	671
Commercial mortgage securitizations	144,650	2,198	890	28	(34)	3,082
Collateralized debt obligations:
Debt securities	1,031	—	—	5	(20)	(15)
Loans (3)	1,481	1,443	—	—	—	1,443
Asset-based finance structures	2,333	1,867	—	—	—	1,867
Tax credit structures	31,852	11,258	—	—	(3,590)	7,668
Collateralized loan obligations	23	1	—	—	—	1
Investment funds	225	50	—	—	—	50
Other (4)	2,257	577	—	(95)	—	482
Total	$1,367,437	20,092	13,628	(62)	(3,834)	29,824
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Total exposure
Residential mortgage loan securitizations:
Conforming		$2,100	12,665	—	1,137	15,902
Other/nonconforming		598	73	—	—	671
Commercial mortgage securitizations		2,198	890	42	10,202	13,332
Collateralized debt obligations:
Debt securities		—	—	5	20	25
Loans (3)		1,443	—	—	—	1,443
Asset-based finance structures		1,867	—	—	71	1,938
Tax credit structures		11,258	—	—	1,175	12,433
Collateralized loan obligations		1	—	—	—	1
Investment funds		50	—	—	—	50
Other (4)		577	—	120	157	854
Total		$20,092	13,628	167	12,762	46,649

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		Carrying value - asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Net assets
December 31, 2016
Residential mortgage loan securitizations:
Conforming (2)	$1,166,296	3,026	12,434	—	(232)	15,228
Other/nonconforming	18,805	873	109	—	(2)	980
Commercial mortgage securitizations	166,596	4,258	843	87	(35)	5,153
Collateralized debt obligations:
Debt securities	1,472	—	—	—	(25)	(25)
Loans (3)	1,545	1,507	—	—	—	1,507
Asset-based finance structures	9,152	6,522	—	—	—	6,522
Tax credit structures	29,713	10,669	—	—	(3,609)	7,060
Collateralized loan obligations	78	10	—	—	—	10
Investment funds	214	48	—	—	—	48
Other (4)	1,733	630	—	(56)	—	574
Total	$1,395,604	27,543	13,386	31	(3,903)	37,057
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Total exposure
Residential mortgage loan securitizations:
Conforming		$3,026	12,434	—	979	16,439
Other/nonconforming		873	109	—	2	984
Commercial mortgage securitizations		4,258	843	94	9,566	14,761
Collateralized debt obligations:
Debt securities		—	—	—	25	25
Loans (3)		1,507	—	—	—	1,507
Asset-based finance structures		6,522	—	—	72	6,594
Tax credit structures		10,669	—	—	1,104	11,773
Collateralized loan obligations		10	—	—	—	10
Investment funds		48	—	—	—	48
Other (4)		630	—	93	—	723
Total		$27,543	13,386	187	11,748	52,864

(1)
Includes total equity interests of $10.7 billion and $10.3 billion at December 31, 2017 and 2016, respectively. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.

(2)
Excludes assets and related liabilities with a recorded carrying value on our balance sheet of $2.2 billion and $1.2 billion at December 31, 2017 and 2016, respectively, for certain delinquent loans that are eligible for repurchase from GNMA loan securitizations. The recorded carrying value represents the amount that would be payable if the Company was to exercise the repurchase option. The carrying amounts are excluded from the table because the loans eligible for repurchase do not represent interests in the VIEs.

(3)
Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invest predominantly in senior tranches from a diversified pool of U.S. asset securitizations, of which all are current and 100% were rated as investment grade by the primary rating agencies at both December 31, 2017 and 2016. These senior loans are accounted for at amortized cost and are subject to the Company’s allowance and credit charge-off policies.

(4)
Includes structured financing and credit-linked note structures. Also contains investments in auction rate securities (ARS) issued by VIEs that we do not sponsor and, accordingly, are unable to obtain the total assets of the entity.

Cash Flows From Sales and Securitization Activity
Table 8.3 presents the cash flows for our transfers accounted for as sales.
Table 8.3: Cash Flows From Sales and Securitization Activity

	Year ended December 31,
	2017		2016		2015
(in millions)	Mortgage loans	Other financial assets	Mortgage loans	Other financial assets	Mortgage loans	Other financial assets
Proceeds from securitizations and whole loan sales	$228,282	25	252,723	347	202,335	531
Fees from servicing rights retained	3,352	—	3,492	—	3,675	5
Cash flows from other interests held (1)	2,218	1	2,898	1	1,297	38
Repurchases of assets/loss reimbursements (2):
Non-agency securitizations and whole loan transactions	12	—	26	—	14	—
Agency securitizations (3)	92	—	133	—	300	—
Servicing advances, net of repayments	(269)	—	(218)	—	(764)	—

(1)	Cash flows from other interests held include principal and interest payments received on retained bonds and excess cash flows received on interest-only strips.

(2)
Consists of cash paid to repurchase loans from investors and cash paid to investors to reimburse them for losses on individual loans that are already liquidated. In addition, during 2017, we paid nothing to third-party investors to settle repurchase liabilities on pools of loans, compared with $11 million and $19 million in 2016 and 2015, respectively.

(3)
Represent loans repurchased from GNMA, FNMA, and FHLMC under representation and warranty provisions included in our loan sales contracts. Excludes $8.6 billion in delinquent insured/guaranteed loans that we service and have exercised our option to purchase out of GNMA pools in 2017, compared with $9.9 billion and $11.3 billion in 2016 and 2015, respectively. These loans are predominantly insured by the FHA or guaranteed by the VA.

Residential Mortgage Servicing Rights
Table 8.4 presents the key weighted-average assumptions we used to measure residential mortgage servicing rights at the date of securitization.

Table 8.4: Residential Mortgage Servicing Rights

	Residential mortgage servicing rights
	2017	2016	2015
Year ended December 31,
Prepayment speed (1)	11.5%	11.7	12.1
Discount rate	7.0	6.5	7.3
Cost to service ($ per loan) (2)	$132	132	223

(1)
The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

(2)	Includes costs to service and unreimbursed foreclosure costs, which can vary period to period depending on the mix of modified government-guaranteed loans sold to GNMA.

Retained Interests from Unconsolidated VIEs
Table 8.5 provides key economic assumptions and the sensitivity of the current fair value of residential mortgage servicing rights and other interests held to immediate adverse changes in those assumptions. “Other interests held” relate to residential and commercial mortgage loan securitizations. Residential mortgage-backed securities retained in securitizations issued through GSEs, such as FNMA, FHLMC and GNMA, are excluded from the table because these securities have a remote risk of credit loss due to the GSE guarantee. These securities also have economic characteristics similar to GSE mortgage-backed securities that we purchase, which are not included in the table. Subordinated interests include only those bonds whose credit rating was below AAA by a major rating agency at issuance. Senior interests include only those bonds whose credit rating was AAA by a major rating agency at issuance. The information presented excludes trading positions held in inventory.
Table 8.5: Retained Interests from Unconsolidated VIEs

		Other interests held
	Residential mortgage servicing rights (1)	Interest-only strips	Consumer	Commercial (2)
($ in millions, except cost to service amounts)			Subordinated bonds	Subordinated bonds	Senior bonds
Fair value of interests held at December 31, 2017	$13,625	19	—	596	468
Expected weighted-average life (in years)	6.2	3.3	0.0	6.7	5.2

Key economic assumptions:
Prepayment speed assumption (3)	10.5%	20.0	—
Decrease in fair value from:
10% adverse change	$565	1	—
25% adverse change	1,337	2	—

Discount rate assumption	6.9%	14.8	—	4.1	3.1
Decrease in fair value from:
100 basis point increase	$652	—	—	32	20
200 basis point increase	1,246	1	—	61	39

Cost to service assumption ($ per loan)	143
Decrease in fair value from:
10% adverse change	467
25% adverse change	1,169

Credit loss assumption			—%	1.8	—
Decrease in fair value from:
10% higher losses			$—	—	—
25% higher losses			—	—	—
Fair value of interests held at December 31, 2016	$12,959	28	1	249	552
Expected weighted-average life (in years)	6.3	3.9	8.3	3.1	5.1

Key economic assumptions:
Prepayment speed assumption (3)	10.3%	17.4	13.5
Decrease in fair value from:
10% adverse change	$583	1	—
25% adverse change	1,385	2	—

Discount rate assumption	6.8%	13.3	10.7	5.2	2.7
Decrease in fair value from:
100 basis point increase	$649	1	—	7	23
200 basis point increase	1,239	1	—	12	45

Cost to service assumption ($ per loan)	155
Decrease in fair value from:
10% adverse change	515
25% adverse change	1,282

Credit loss assumption			3.0%	4.7	—
Decrease in fair value from:
10% higher losses			$—	—	—
25% higher losses			—	—	—

(1)	See narrative following this table for a discussion of commercial mortgage servicing rights.

(2)
Prepayment speed assumptions do not significantly impact the value of commercial mortgage securitization bonds as the underlying commercial mortgage loans experience significantly lower prepayments due to certain contractual restrictions, impacting the borrower’s ability to prepay the mortgage.

(3)
The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

Off-Balance Sheet Loans Sold Or Securitized
Table 8.6 presents information about the principal balances of off-balance sheet loans that were sold or securitized, including residential mortgage loans sold to FNMA, FHLMC, GNMA and other investors, for which we have some form of continuing involvement (including servicer). Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. For loans sold or securitized where servicing is our only form of continuing involvement, we would only experience a loss if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts.

Table 8.6: Off-Balance Sheet Loans Sold or Securitized

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended
	December 31,		December 31,		December 31,
(in millions)	2017	2016	2017	2016	2017	2016
Commercial:
Real estate mortgage	$100,875	106,745	2,839	3,325	1,027	279
Total commercial	100,875	106,745	2,839	3,325	1,027	279
Consumer:
Real estate 1-4 family first mortgage	1,126,208	1,160,191	13,393	16,453	735	1,011
Total consumer	1,126,208	1,160,191	13,393	16,453	735	1,011
Total off-balance sheet sold or securitized loans (2)	$1,227,083	1,266,936	16,232	19,778	1,762	1,290

(1)	Includes $1.2 billion and $1.7 billion of commercial foreclosed assets and $879 million and $1.8 billion of consumer foreclosed assets at December 31, 2017 and 2016, respectively.

(2)
At December 31, 2017 and 2016, the table includes total loans of $1.1 trillion and $1.2 trillion, delinquent loans of $9.1 billion and $9.8 billion, and foreclosed assets of $619 million and $1.3 billion, respectively, for FNMA, FHLMC and GNMA. Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.

Transactions With Consolidated VIEs And Secured Borrowings
Table 8.7 presents a summary of financial assets and liabilities for asset transfers accounted for as secured borrowings and involvements with consolidated VIEs. Carrying values of “Assets” are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.” For VIEs that obtain exposure synthetically through derivative instruments, the remaining notional amount of the derivative is included in “Total VIE assets.” On the consolidated balance sheet, we separately disclose the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs.

Table 8.7: Transactions with Consolidated VIEs and Secured Borrowings

		Carrying value
(in millions)	Total VIE assets	Assets	Liabilities	Noncontrolling interests	Net assets
December 31, 2017
Secured borrowings:
Municipal tender option bond securitizations	$658	565	(532)	—	33
Residential mortgage securitizations	113	110	(111)	—	(1)
Total secured borrowings	771	675	(643)	—	32
Consolidated VIEs:
Commercial and industrial loans and leases	9,116	8,626	(915)	(29)	7,682
Nonconforming residential mortgage loan securitizations	2,515	2,212	(694)	—	1,518
Commercial real estate loans	2,378	2,378	—	—	2,378
Structured asset finance	10	6	(4)	—	2
Investment funds	305	305	(2)	(230)	73
Other	100	90	(1)	(24)	65
Total consolidated VIEs	14,424	13,617	(1,616)	(283)	11,718
Total secured borrowings and consolidated VIEs	$15,195	14,292	(2,259)	(283)	11,750
December 31, 2016
Secured borrowings:
Municipal tender option bond securitizations	$1,473	998	(907)	—	91
Residential mortgage securitizations	139	138	(136)	—	2
Total secured borrowings	1,612	1,136	(1,043)	—	93
Consolidated VIEs:
Commercial and industrial loans and leases	8,821	8,623	(2,819)	(14)	5,790
Nonconforming residential mortgage loan securitizations	3,349	2,974	(1,003)	—	1,971
Commercial real estate loans	1,516	1,516	—	—	1,516
Structured asset finance	23	13	(9)	—	4
Investment funds	142	142	(2)	(67)	73
Other	166	146	(1)	(57)	88
Total consolidated VIEs	14,017	13,414	(3,834)	(138)	9,442
Total secured borrowings and consolidated VIEs	$15,629	14,550	(4,877)	(138)	9,535